Commitments and contingencies	9 Months Ended
Sep. 30, 2013
Commitments and contingencies [Abstract]
Commitments and contingencies

Note 11 - Commitments and contingencies:

Operating leases:

The Company is obligated under several operating leases for the restaurants, equipment and office space, expiring in various years through 2031, that provide for minimum annual rentals, escalations, percentage rent, common area expenses or increases in, real estate taxes.

Future minimum rental commitments under the leases and minimum future rental income per the sublease in five years subsequent to 2012 and thereafter are as follows:

Year Ending			Net
December 31,	Expense	Income	Amount

2013	$4,872,205	$(1,074,012)	$3,798,193
2014	5,513,319	(1,127,152)	4,386,167
2015	5,440,413	(1,075,083)	4,365,330
2016	5,465,932	(1,063,784)	4,402,148
2017	4,989,656	(851,741)	4,137,915
Thereafter	44,658,330	(4,490,707)	40,167,623
Total	$70,939,855	$(9,682,479)	$61,257,376

In January 2010, STK Midtown entered into a lease agreement for a term of twenty years, which was subsequently amended, that provides for the landlord to contribute up to $1,036,900 towards construction, is included in deferred rent and will be amortized over the lease term. As of September 30, 2013 and December 31, 2012, $210,458 remains outstanding and is included in accounts receivable.

Rent expense (including percentage rent of $350,938, $1,405,577, $1,102,699 and $919,698), included in continued operations, amounted to $2,243,012, $3,051,896, $4,028,173 and $2,950,528 in the nine months ended September 30, 2013, 2012, 2011 and 2010, respectively. Rent expense included in continuing operations has been reported in the consolidated statements of operations and comprehensive (loss) income net of rental income of $339,342, $391,983, $189,366 and $0 in the nine months ended September 30, 2013, 2012, 2011 and 2010, respectively, related to subleases with related and unrelated parties which expires through 2025.

The CEO of the Company is a limited personal guarantor of the leases for the STK Miami premises with respect to certain covenants under the lease relating to construction of the new premises and helping the landlord obtain a new liquor license for the premises in the event of termination of the lease. The CEO is a limited personal guarantor of the leases for the Bagatelle New York premises with respect to JEC II, LLC's payment and performance under the lease. The CEO is also a surety to an equipment lease executed by the Company for the benefit of BBCLV, which owns and operated the recently closed Bagatelle Las Vegas.

Capital lease obligations:

In 2007, One LA entered into a capital lease obligation for equipment. The cost of the equipment under the capital lease was included in the consolidated balance sheet as property and equipment and was $250,000 at December 31, 2008, however, the equipment was abandoned and written off when One LA closed in 2009. The capital lease is guaranteed by JEC II and personally guaranteed by a member of the Company. As such, the liability has been transferred to JEC II's books. The lease was repaid in 2012.

In 2008, Bridge entered into a capital lease obligation for equipment. The cost of the equipment under the capital lease is included in the consolidated balance sheet as furniture, fixtures and equipment under property and equipment and was $200,000 at December 31, 2012. Accumulated depreciation of the leased equipment at December 31, 2012 and 2011 was $193,333 and $153,333, respectively. Amortization of assets under capital leases is included in depreciation expense. The capital lease is guaranteed by JEC II and personally guaranteed by a member of the Company. The lease was repaid in 2012.

License and management fees:

Pursuant to its amended and restated operating agreement executed in June 2007, Bridge is obligated to pay management fees equal to 2% of revenues to a member. Management fees amounted to $85,974, $ 91,289 and $125,664 in 2012, 2011 and 2010, respectively. Included in accounts payable at December 31, 2012 and 2011 are amounts due for management fees of $38,783 and $108,439, respectively.

Basement Manager, pursuant to its operating agreement, is obligated to pay management fees to the two managers of the nightclub. Management fees amounted to $300,000 in 2012, 2011 and 2010.

On January 12, 2009, One TCI entered into a management agreement for a period of ten years with a third party to be the sole and exclusive agent in operating and managing the food and beverage operations at a hotel in Turks and Caicos. In December 2010, the agreement was amended whereby One TCI will receive a 1% gross license fee and 5% gross management fee. The agreement was terminated in October 2011. Management fees amounted to $209,809 and $138,409 in 2011 and 2010, respectively. In 2010, One TCI entered into an amended license agreement with a related party whereby it is obligated to pay a monthly license fee equal to 1.0% of gross revenue, as defined for the use of the "Bagatelle," "Bagatelle Beach" and "Bagatelle Beach Club" name. The agreement was terminated in 2011. License fees amounted to $34,968 and $22,752 in 2011 and 2010, respectively. Included in accounts payable at December 31, 2012 and 2011 are amounts due for license fees of $0 and $59,340, respectively. In addition, One TCI is obligated to pay a management fee to a third party in the amount of 1.0% of gross revenue, as defined. Once the venue achieves profitability, One TCI is obligated to pay a percentage of gross operating profit to this third party. The agreement was terminated in 2011. Management fees amounted to $52,453 and $34,698 in 2011 and 2010, respectively.

In January 2010, STK Vegas entered into a management agreement with a third party for a term of ten years, with two five-year option periods. Under this agreement, STK Vegas shall receive a management fee equal to 5% of gross sales, as defined ("gross sales fee") plus 20% of net profits prior to the investment breakeven point date and 43% of net profits thereafter ("incentive fee"). In addition, STK Vegas is entitled to receive a development fee equal to $200,000. The Company has elected to receive a credit against a portion of its obligation (estimated at approximately $387,000) to fund the build-out in lieu of receiving the $200,000. Management fees amounted to $2,613,812, $1,651,603 and $29,990 in 2012, 2011 and 2010, respectively.

In July 2009, One 29 Park Management entered into an agreement with a third party. Under this agreement, One 29 Park Management shall receive a management fee equal to 5% of gross revenues, as defined, from the restaurant, banquets, room service and rooftop sales and 50% of the base beverage fee, as defined. Management fees amounted to $762,191, $860,388 and $154,493 in 2012, 2011 and 2010, respectively.

In July 2010, Hip Hospitality UK entered into a management agreement with a third party to manage and operate the food and beverage operations in the Hippodrome Casino in London. Under this agreement, Hip Hospitality UK shall receive a management fee equal to 5.5% of total revenue, as defined, as well as an incentive fee if certain conditions are met. Management fees amounted to $194,356 in 2012. Included in accounts receivable at December 31, 2012 are amounts due for management fees and reimbursable expenses of $576,139.

In December 2011, TOG Aldwych entered into a management agreement with a third party to operate a restaurant, bar and lounges in the ME Hotel in London. Under this agreement, TOG Aldwych shall receive a management fee equal to 5% of receipts received from food and beverages operations. In addition, TOG Aldwych is entitled to receive a monthly marketing fee equal to 1.5% of receipts received from food and beverages operations and an additional fee equal to 65% of net operating profits, as defined. Management fees, marketing fees and additional fees were waived in 2012.

In May 2012, Heraea entered into a management agreement with a third party for a term of ten years, with two five-year option periods. Under this agreement, Heraea shall receive a management fee equal to 5% of gross revenues, as defined, and a profit share of gross operating profit, as defined.